Document and Entity Information	0 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2012
Registrant Name	Dreyfus Investment Grade Funds, Inc.
Central Index Key	0000889169
Amendment Flag	false
Document Creation Date	Jul. 02, 2013
Document Effective Date	Jul. 02, 2013
Prospectus Date	Jul. 01, 2013
Dreyfus Intermediate Term Income Fund | Class A
Risk/Return:
Trading Symbol	DRITX
Dreyfus Intermediate Term Income Fund | Class I
Risk/Return:
Trading Symbol	DITIX
Dreyfus Intermediate Term Income Fund | Class C
Risk/Return:
Trading Symbol	DTECX
Dreyfus Intermediate Term Income Fund | Class Y
Risk/Return:
Trading Symbol	DITYX